OTHER FINANCIAL ASSETS AND LIABILITIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Realized and unrealized fair value gain (loss) on copper collars	$ (57,226)	$ 16,073